Revenue and related balances - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Balance at beginning of period	$ 56,307	$ 44,694
Decrease from revenue recognized	(181,678)	(142,712)
Increase due to amounts invoiced	192,716	156,279
Foreign currency translation and other movements	540	(1,954)
Balance at end of period	67,885	56,307
Current	67,268	55,779
Non-current	617	528
Deferred revenue	$ 67,885	$ 56,307